Expense Example, No Redemption - Prudential Day One 2035 Fund	R1 1 Year	R1 3 Years	R1 5 Years	R1 10 Years	R2 1 Year	R2 3 Years	R2 5 Years	R2 10 Years	R3 1 Year	R3 3 Years	R3 5 Years	R3 10 Years	R4 1 Year	R4 3 Years	R4 5 Years	R4 10 Years	R5 1 Year	R5 3 Years	R5 5 Years	R5 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	117	3,932	6,566	10,111	92	607	1,149	2,631	77	313	568	1,298	66	4,867	7,563	10,199	56	664	1,299	3,009	41	194	360	842